Convertible Preferred Stock	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
20. Convertible Preferred Stock
In connection with the Business Combination, as described in Note 3, all series of Better convertible preferred stock were converted into Better common stock and subsequently converted to the Company’s common stock at the Exchange Ratio of approximately 3.06. All share amounts in periods prior to the Business Combination have been retroactively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization.
As of December 31, 2022, the Company had outstanding the following series of convertible preferred stock:

	As of December 31,
	2022
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding
Series D Preferred Stock	26,178,574	23,786,379
Series D-1 Preferred Stock	26,178,574	—
Series D-2 Preferred Stock	21,305,758	20,390,896
Series D-3 Preferred Stock	914,862	914,862
Series D-4 Preferred Stock	1,062,009	1,062,009
Series D-5 Preferred Stock	1,062,009	—
Series C Preferred Stock	132,946,826	100,138,544
Series C-1 Preferred Stock	132,946,826	8,939,693
Series C-2 Preferred Stock	18,624,354	14,018,524
Series C-3 Preferred Stock	19,741,818	8,367,368
Series C-4 Preferred Stock	2,171,064	2,171,064
Series C-5 Preferred Stock	18,624,354	4,605,830
Series C-6 Preferred Stock	19,741,818	11,374,450
Series C-7 Preferred Stock	9,833,660	4,469,846
Series B Preferred Stock	39,753,024	28,583,364
Series B-1 Preferred Stock	12,531,940	11,169,660
Series A Preferred Stock	93,850,533	69,267,349
Series A-1 Preferred Stock	24,937,838	23,054,899
Total convertible preferred stock	602,405,839	332,314,737
Convertible Preferred Stock Warrants—Immediately prior to the Closing of the Business Combination, certain convertible preferred stock warrant holders exercised their warrants on a cash basis and the remaining convertible preferred stock warrant holders exercised their warrants on a net basis at the Closing. In August 2023, the Company received $1.5 million from preferred stock warrant holders that exercised their warrants on a cash basis with an offset to additional paid-in-capital and as the remaining convertible preferred stock warrants were exercised on a net basis, the entire convertible preferred stock warrant liability of $2.8 million was reclassified to additional paid-in-capital.
As of December 31, 2022, the Company had outstanding the following convertible preferred stock warrants:

(Amounts in thousands, except no. warrants and strike prices)				No. Warrants
Issuance	Share Class	Issue Date	Expiration Date	As of December 31, 2022	Strike	Valuation at Issuance
September 2018	Series C Preferred	9/28/2018	9/28/2028	2,312,296	$0.59	$170
February 2019	Series C Preferred	2/6/2019	9/28/2028	153,807	$0.59	$12
March 2019	Series C Preferred	3/29/2019	3/29/2026	1,146,214	$1.12	$87
April 2019	Series C Preferred	4/17/2019	4/17/2029	3,575,879	$1.12	$313
March 2020	Series C Preferred	3/25/2020	3/25/2027	410,228	$1.64	$201
Total				7,598,424
The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below:

	December 31,
(Amounts in thousands, except per share amounts)	2022
Issuance	Fair value per share	Fair Value
September 2018	$0.54	$1,256
February 2019	$0.54	84
March 2019	$0.35	397
April 2019	$0.35	1,240
March 2020	$0.29	119
Total		$3,096
Warrants for Series C Preferred Stock, related to the above issuances, are recorded as liabilities at fair value, resulting in a liability of none and $3.1 million as of December 31, 2023 and December 31, 2022.
The change in fair value of convertible preferred stock warrants for the years ended December 31, 2023 and 2022 was a gain of $0.3 million and a gain of $28.9 million, respectively, and was recorded in change in fair value of warrants within the consolidated statements of operations and comprehensive loss.